Document and Entity Information	May 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000712515
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Registrant Name	ELECTRONIC ARTS INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-17948
Entity Tax Identification Number	94-2838567
Entity Address, Address Line One	209 Redwood Shores Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065-1175
City Area Code	(650)
Local Phone Number	628-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false